Net debt - Schedule of changes in net debt (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Liabilities from financing activities
Liabilities arising from financing activities at start of year	£ (48,272)	£ (47,836)	£ (43,778)
Proceeds received from loans	(4,172)	(3,237)	(5,563)
Repayment of loans	2,961	2,861	1,701
Payments of lease liabilities	145	130	118
Net movements in short-term borrowings	2,225	(925)	(544)
Cash inflows on derivatives	(93)	(62)	(86)
Cash outflows on derivatives	38	106	58
Interest paid	1,932	1,920	1,627
Non-net debt financing cash flows	(33)	(8)	(18)
Fair value gains and losses	667	(56)	(29)
Foreign exchange movements	(190)	866	718
Interest (charges)/income	(1,952)	(1,958)	(1,848)
Other non-cash movements	(223)	(207)	(205)
Reclassification to held for sale		134	13
Liabilities arising from financing activities at end of year	(46,967)	(48,272)	(47,836)
Cash and cash equivalents
Cash and cash equivalents at start of year	1,178	559	163
Net increase (decrease) in cash and cash equivalents	(948)	765	427
Foreign exchange movements	(8)	(23)	(1)
Reclassification to held for sale	153	(123)	(30)
Cash and cash equivalents at end of year	375	1,178	559
Financial investments
Financial investments at start of year	5,753	3,699	2,605
Net movements in short-term financial investments	(3,285)	2,606	1,141
Interest received	(231)	(332)	(148)
Fair value gains and losses	5	1	4
Foreign exchange movements	(17)	(25)	(49)
Interest (charges)/income	230	338	152
Reclassification to held for sale	(2)	(534)	(6)
Financial investments at end of year	2,453	5,753	3,699
Other financing derivatives
Other financing derivatives at start of year	(30)	(29)	37
Cash inflows on derivatives	(20)	(11)	(123)
Cash outflows on derivatives	6	6	0
Derivative cash flows included in capital expenditure	5	9	5
Derivative cash flows included in revenue	1	(8)	(11)
Fair value gains and losses		(7)	60
Interest (charges)/income	17	10	7
Other non-cash movements			(4)
Other financing derivatives at end of year	(21)	(30)	(29)
Net debt
Net debt at start of year	(41,371)	(43,607)	(40,973)
Net increase (decrease) in cash and cash equivalents	(948)	765	427
Proceeds received from loans	(4,172)	(3,237)	(5,563)
Repayment of loans	2,961	2,861	1,701
Payments of lease liabilities	145	130	118
Net movements in short-term borrowings	2,225	(925)	(544)
Cash inflows on derivatives	(93)	(62)	(86)
Cash outflows on derivatives	38	106	58
Interest paid	1,932	1,920	1,627
Non-net debt financing cash flows	(33)	(8)	(18)
Net movements in short-term financial investments	(3,285)	2,606	1,141
Cash inflows on derivatives	(20)	(11)	(123)
Cash outflows on derivatives	6	6	0
Derivative cash flows included in capital expenditure	5	9	5
Interest received	(231)	(332)	(148)
Derivative cash flows included in revenue	1
Fair value gains and losses	672	(62)	35
Foreign exchange movements	(215)	818	668
Interest (charges)/income	(1,705)	(1,610)	(1,689)
Other non-cash movements	(223)	(207)	(209)
Reclassification to held for sale	151	(523)	(23)
Net debt at end of year	(44,160)	(41,371)	(43,607)
Interest payable	459	477	490
Borrowings
Liabilities from financing activities
Liabilities arising from financing activities at start of year	(47,539)	(47,072)	(42,985)
Proceeds received from loans	(4,172)	(3,237)	(5,563)
Repayment of loans	2,961	2,861	1,701
Payments of lease liabilities	145	130	118
Net movements in short-term borrowings	2,225	(925)	(544)
Interest paid	1,659	1,608	1,330
Non-net debt financing cash flows	(33)	(8)	(18)
Fair value gains and losses	118	(26)	(69)
Foreign exchange movements	(190)	866	718
Interest (charges)/income	(1,706)	(1,663)	(1,564)
Other non-cash movements	(223)	(207)	(209)
Reclassification to held for sale		134	13
Liabilities arising from financing activities at end of year	(46,755)	(47,539)	(47,072)
Net debt
Proceeds received from loans	(4,172)	(3,237)	(5,563)
Repayment of loans	2,961	2,861	1,701
Payments of lease liabilities	145	130	118
Net movements in short-term borrowings	2,225	(925)	(544)
Interest paid	1,659	1,608	1,330
Non-net debt financing cash flows	(33)	(8)	(18)
Financing derivatives used to hedge debt
Liabilities from financing activities
Liabilities arising from financing activities at start of year	(733)	(764)	(793)
Cash inflows on derivatives	(93)	(62)	(86)
Cash outflows on derivatives	38	106	58
Interest paid	273	312	297
Fair value gains and losses	549	(30)	40
Interest (charges)/income	(246)	(295)	(284)
Other non-cash movements			4
Liabilities arising from financing activities at end of year	(212)	(733)	(764)
Net debt
Cash inflows on derivatives	(93)	(62)	(86)
Cash outflows on derivatives	38	106	58
Interest paid	273	£ 312	£ 297
Non-current assets
Liabilities from financing activities
Liabilities arising from financing activities at end of year	587
Other financing derivatives
Other financing derivatives at end of year	7
Net debt
Net debt at end of year	594
Non-current assets | Financing derivatives used to hedge debt
Liabilities from financing activities
Liabilities arising from financing activities at end of year	587
Current assets
Liabilities from financing activities
Liabilities arising from financing activities at end of year	77
Cash and cash equivalents
Cash and cash equivalents at end of year	375
Financial investments
Financial investments at end of year	2,453
Other financing derivatives
Other financing derivatives at end of year	46
Net debt
Net debt at end of year	2,951
Current assets | Financing derivatives used to hedge debt
Liabilities from financing activities
Liabilities arising from financing activities at end of year	77
Current liabilities
Liabilities from financing activities
Liabilities arising from financing activities at end of year	(4,091)
Other financing derivatives
Other financing derivatives at end of year	(46)
Net debt
Net debt at end of year	(4,137)
Current liabilities | Borrowings
Liabilities from financing activities
Liabilities arising from financing activities at end of year	(3,900)
Current liabilities | Financing derivatives used to hedge debt
Liabilities from financing activities
Liabilities arising from financing activities at end of year	(191)
Non-current liabilities
Liabilities from financing activities
Liabilities arising from financing activities at end of year	(43,540)
Other financing derivatives
Other financing derivatives at end of year	(28)
Net debt
Net debt at end of year	(43,568)
Non-current liabilities | Borrowings
Liabilities from financing activities
Liabilities arising from financing activities at end of year	(42,855)
Non-current liabilities | Financing derivatives used to hedge debt
Liabilities from financing activities
Liabilities arising from financing activities at end of year	£ (685)